Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Additional - Condensed Financial Information of Registrant

25. ADDITIONAL INFORMATION — CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of Sohu.com Limited have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries and VIEs under the equity method of accounting. Such investments and long-term loans to subsidiaries and VIEs are presented on the balance sheet as “Interests in subsidiaries and VIEs” and the loss of the subsidiaries and VIEs is presented as “Share of loss of subsidiaries and VIEs” in the statement of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2017 and 2018, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

SOHU.COM LIMITED

CONDENSED BALANCE SHEETS

(In thousands)

	As of December 31,
	2017	2018
ASSETS
Current assets:
Cash and cash equivalents	$2,845	$16,492
Prepaid and other current assets	2,285	1,169
Due from subsidiaries and VIEs	3,806	470,649

Total current assets	8,936	488,310
Interests in subsidiaries and VIEs	971,163	224,679
Other assets, net	0	27,736

Total assets	$980,099	$740,725

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities	5,482	7,471
Long-term liabilities	223,983	144,414

Total liabilities	229,465	151,885

Shareholders’ equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 38,898 shares and 39,229 shares, respectively, issued and outstanding as of December 31, 2017 and 2018)	45	39
Additional paid-in capital	1,098,455	958,883
Treasury stock (5,890 shares and nil as of December 31, 2017 and 2018, respectively)	(143,858)	0
Accumulated other comprehensive income	38,212	24,719
Accumulated deficit	(242,220)	(394,801)

Total shareholders’ equity	750,634	588,840

Total liabilities and shareholders’ equity	$980,099	$740,725

SOHU.COM LIMITED

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(In thousands)

	Year Ended December 31,
	2016	2017	2018
Revenues	$0	$0	$0
Cost of revenues	0	0	0

Gross profit	0	0	0

Operating expenses:
General and administrative	8,845	8,824	12,206

Operating loss	(8,845)	(8,824)	(12,206)
Share of loss of subsidiaries and VIEs	(217,408)	(331,106)	(232,307)
Other income /(expense)	(54)	71	22
Interest income	107	152	5,865

Loss before income tax expense/(benefit)	(226,200)	(339,707)	(238,626)
Income tax expense/(benefit)	(2,179)	214,819	(78,544)

Net loss	(224,021)	(554,526)	(160,082)

Other comprehensive income /(loss)	(46,931)	34,992	(13,494)

Comprehensive loss	$(270,952)	$(519,534)	$(173,576)

SOHU.COM LIMITED

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands)

	Year Ended December 31,
	2016	2017	2018
Cash flows from operating activities:
Net loss	$(224,021)	$(554,526)	$(160,082)
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment loss from subsidiaries and VIEs	217,408	331,106	232,307
Share-based compensation expense /(benefit)	1,309	(814)	(1,916)
Others	0	0	(993)
Changes in current assets and liabilities:
Due from subsidiaries and VIEs	0	0	(2,963)
Prepaid and other current assets	842	3,933	(3,996)
Tax liabilities	(2,014)	222,350	(79,569)
Accrued liabilities	(630)	(8,194)	1,892

Net cash used in operating activities	(7,106)	(6,145)	(15,320)

Net decrease in cash, cash equivalents, restricted cash and restricted time deposits	(7,106)	(6,145)	(15,320)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	16,096	8,990	2,845
Cash and cash equivalents, restricted cash and restricted time deposits of Sohu.com Limited at the date of the liquidation of Sohu.com Inc.	0	0	29,207

Cash, cash equivalents, restricted cash and restricted time deposits at end of year	$8,990	$2,845	$16,732

Reconciliation of cash, cash equivalents, and restricted time deposits to the condensed balance sheets:
Cash and cash equivalents	$8,990	$2,845	$16,492
Restricted time deposits included in other assets	0	0	240

Total cash, cash equivalents, restricted cash and restricted time deposits at end of year	$8,990	$2,845	$16,732